Marketable Securities and Securities Investments (Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	¥ 6,542,954	¥ 6,148,520
Held-to-maturity securities, Gross unrealized gains	1,660,684	1,538,986
Held-to-maturity securities, Gross unrealized losses	(56,850)	(75,492)
Held-to-maturity securities, Fair value	8,146,788	7,612,014
Marketable securities and securities investments, Cost	8,630,233	8,029,066
Marketable securities and securities investments, Gross unrealized gains	1,927,460	1,804,294
Marketable securities and securities investments, Gross unrealized losses	(63,041)	(80,343)
Marketable securities and securities investments, Fair value	10,494,652	9,753,017
Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	2,031,603	1,824,618
Available-for-Sale, Gross unrealized gains	195,053	195,371
Available-for-Sale, Gross unrealized losses	(5,415)	(4,474)
Available-for-Sale, Fair value	2,221,241	2,015,515
Equity securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	55,676	55,928
Available-for-Sale, Gross unrealized gains	71,723	69,937
Available-for-Sale, Gross unrealized losses	(776)	(377)
Available-for-Sale, Fair value	126,623	125,488
Japanese national government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	5,892,868	5,661,191
Held-to-maturity securities, Gross unrealized gains	1,635,036	1,520,904
Held-to-maturity securities, Gross unrealized losses	(20,890)	(30,553)
Held-to-maturity securities, Fair value	7,507,014	7,151,542
Japanese national government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	1,227,139	1,161,493
Available-for-Sale, Gross unrealized gains	182,830	182,836
Available-for-Sale, Gross unrealized losses	(359)	(928)
Available-for-Sale, Fair value	1,409,610	1,343,401
Japanese local government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	3,850	4,101
Held-to-maturity securities, Gross unrealized gains	413	449
Held-to-maturity securities, Fair value	4,263	4,550
Japanese local government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	67,574	60,450
Available-for-Sale, Gross unrealized gains	107	144
Available-for-Sale, Gross unrealized losses	(112)	(63)
Available-for-Sale, Fair value	67,569	60,531
Japanese corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	345,818	230,011
Held-to-maturity securities, Gross unrealized gains	16,912	12,346
Held-to-maturity securities, Gross unrealized losses	(17,390)	(22,071)
Held-to-maturity securities, Fair value	345,340	220,286
Japanese corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	199,880	163,785
Available-for-Sale, Gross unrealized gains	9,844	7,864
Available-for-Sale, Gross unrealized losses	(1,016)	(1,846)
Available-for-Sale, Fair value	208,708	169,803
Foreign government bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	300,220	253,019
Held-to-maturity securities, Gross unrealized gains	8,310	5,269
Held-to-maturity securities, Gross unrealized losses	(18,570)	(22,868)
Held-to-maturity securities, Fair value	289,960	235,420
Foreign government bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	72,204	27,601
Available-for-Sale, Gross unrealized gains	622	359
Available-for-Sale, Gross unrealized losses	(3,287)	(918)
Available-for-Sale, Fair value	69,539	27,042
Foreign corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity securities, Cost	198	198
Held-to-maturity securities, Gross unrealized gains	13	18
Held-to-maturity securities, Fair value	211	216
Foreign corporate bonds | Debt securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	365,457	396,097
Available-for-Sale, Gross unrealized gains	1,649	4,168
Available-for-Sale, Gross unrealized losses	(641)	(719)
Available-for-Sale, Fair value	366,465	399,546
Other
Schedule of Investments [Line Items]
Available-for-Sale, Cost	99,349	15,192
Available-for-Sale, Gross unrealized gains	1
Available-for-Sale, Gross unrealized losses	0	0
Available-for-Sale, Fair value	¥ 99,350	¥ 15,192